FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding assets and liabilities derivatives positions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	R$ (6,567,720)	R$ 1,994,382
Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(1,843,085)	(486,713)
Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(4,660,846)	2,231,475
Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(63,789)	249,620
Zero cost collar (U.S.$ x R$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	6,852,200	4,500,200
Derivative fair value asset (liability), net	(4,328,970)	1,968,337
Zero cost collar (U.S.$ x R$) | Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	163,941	163,100
Derivative fair value asset (liability), net	6,097	(3,148)
NDF (R$ x US$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	581,000	505,000
Derivative fair value asset (liability), net	(331,876)	162,776
NDF (Euro x US$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount		262,088
Derivative fair value asset (liability), net		100,362
Swap US-CPI (US$) | Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	138,439	131,510
Derivative fair value asset (liability), net	(80,759)	230,471
Swap VLSFO/Brent | Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	39,706	142,794
Derivative fair value asset (liability), net	10,873	22,297
Derivative Assets | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	3,594,291	1,529,543
Derivative Assets | Swap CDI x Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	4,748,394	3,898,011
Derivative fair value asset (liability), net	1,482,759	223,776
Derivative Assets | Swap Pre-Fixed to US$ | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount		738,800
Derivative fair value asset (liability), net
Derivative Assets | Swap SOFR to Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	1,973,705	2,555,626
Derivative fair value asset (liability), net	424,824	1,104,984
Derivative Assets | Swap IPCA to CDI (notional in Brazilian Reais) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	8,382,699	4,320,471
Derivative fair value asset (liability), net	927,586	161,542
Derivative Assets | Swap CDI x SOFR (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	3,117,625	644,850
Derivative fair value asset (liability), net	754,173	32,560
Derivative Assets | Swap CNH to Fixed (CNH) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	1,200,000
Derivative Assets | Swap SOFR to SOFR (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	150,961	150,961
Derivative fair value asset (liability), net	4,949	6,681
Derivative Liabilities | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(5,437,376)	(2,016,256)
Derivative Liabilities | Swap CDI x Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	909,612	1,025,000
Derivative fair value asset (liability), net	(2,259,020)	(1,305,740)
Derivative Liabilities | Swap Pre-Fixed to US$ | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount		200,000
Derivative fair value asset (liability), net		(203,045)
Derivative Liabilities | Swap SOFR to Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	1,973,705	2,555,626
Derivative fair value asset (liability), net	(30,695)	(363,492)
Derivative Liabilities | Swap IPCA to CDI (notional in Brazilian Reais) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	8,128,395	4,274,397
Derivative fair value asset (liability), net	(1,753,485)	(113,897)
Derivative Liabilities | Swap CDI x SOFR (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	610,171	125,000
Derivative fair value asset (liability), net	(1,344,937)	(6,786)
Derivative Liabilities | Swap CNH to Fixed (CNH) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	165,815
Derivative fair value asset (liability), net	(6,440)
Derivative Liabilities | Swap SOFR to SOFR (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	150,961	150,961
Derivative fair value asset (liability), net	R$ (42,799)	R$ (23,296)